Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Property and equipment by type
in EUR million	2024	2023
Property in own use	758	616
Equipment:
- Data processing equipment	218	213
- Other equipment	426	492
Right- of- use assets:
- ROU property	895	972
- ROU cars	124	97
- ROU other leases	13	9
	2,434	2,399

Schedule of changes in property and equipment

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	616	681	705	689	1,078	1,076	2,399	2,446
Additions	92	4	240	241	141	279	473	525
Transfers	83	-1	-78	-4	-4	-4	1	-9
Depreciation	-11	-12	-204	-204	-242	-246	-457	-461
Impairments[1]	-9	-19	-10	-10	-4	-12	-23	-41
Reversals of impairments [1]	5	10					5	10
Remeasurements	5	4			75	9	80	13
Disposals	-36	-47	-14	-10	-18	-20	-68	-78
Exchange rate differences	13	-4	5	4	8	-4	25	-5
Closing balance	758	616	643	705	1,033	1,078	2,434	2,399

Cost price	871	753	3,027	3,140	1,933	1,851	5,831	5,744
Accumulated depreciation	-298	-305	-2,376	-2,430	-1,098	-904	-3,772	-3,639
Accumulated impairments	-97	-99	-8	-6	-31	-32	-136	-136
Accumulated revaluation surplus	282	267					282	267
Accumulated remeasurement					229	163	229	163
Net carrying value	758	616	643	705	1,033	1,078	2,434	2,399
[1]     Impairments and reversals of impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.